DERIVATIVE LIABILITY (Tables)	12 Months Ended
May 31, 2024
Derivative Liability
Schedule of derivative liability

	May 31, 2024		May 31, 2023
	Face Value	Derivative Liability	Face Value	Derivative Liability
Convertible note payable issued December 29, 2015, due December 29, 2016 (M)	$40,000	$40,000	$40,000	$81,481
Convertible note payable issued April 5, 2017, due on demand (W)	29,000	43,500	29,000	81,093
Convertible note payable issued April 5, 2017, due on demand (X)	21,500	32,250	21,500	60,120
Convertible note payable issued March 5, 2018, due on March 5, 2019 (DD)	35,000	35,000	35,000	71,296
Convertible note payable issued September 18, 2018, due on September 18, 2019 (GG)	8,506	8,506	8,506	17,326
Convertible note payable issued November 30, 2020, due on November 30, 2021 (SS)	154,764	7,040	154,764	151,020
Convertible note payable issued June 4, 2021, due on June 4, 2022 (VV)	152,369	4,224	170,212	153,285
Convertible note payable issued August 27, 2021, due on August 27, 2022 (WW)	14,000	7,538	14,000	18,707
Convertible note payable issued June 10, 2022, due on June 10, 2023 (AA)	–	–	38,880	154,078
Convertible note payable issued November 4, 2022, due on November 4, 2023 (C)	12,649	3,520	30,555	92,797
Convertible note payable issued April 10, 2023, due on April 10, 2024 (F)	76,375	7,040	61,100	154,795
Convertible note payable issued November 7, 2023, due on August 15, 2024 (J)	21,520	5,209	–	–
Convertible note payable issued September 18, 2023, due on September 18, 2024 (K)	3,500	5,880	–	–
Convertible note payable issued January 18, 2024, due on January 18, 2025 (L)	30,555	6,406	–	–
Totals	$599,738	$206,113	$703,517	$1,035,998

Schedule of derivative liability relates to convertible notes payable due

	May 31, 2024	May 31, 2023

Lender A	$7,040	$151,020
Lender B	–	153,285
Lender C	3,520	415,233
Lender D	55,268	107,329
5 other lenders	140,285	209,131

Total	$206,113	$1,035,998